Finance Income (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Finance Income [Abstract]
Bank interest income	£ 3,866	£ 4,214	£ 7,704	£ 7,777
Finance income	£ 3,866	£ 4,214	£ 7,704	£ 7,777